Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 85,723	$ 12,429	¥ 259,941	¥ 276,177
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	19,473	2,823	18,342	17,658
Amortization of intangible assets			45	281
Non-cash operating lease expense	90,419	13,109	101,448	95,423
Provision for (reversal of) allowance for credit losses on financial assets	30,701	4,451	(235)	18,837
Compensation expenses associated with stock options	461	67		(393)
Loss on disposal of property, plant and equipment	2,825	410	1,394	1,295
Investment income	(10,963)	(1,590)	(3,171)	(14,321)
Gain on disposal of subsidiaries			(2,051)
Share of income of affiliates, net of impairment	69,596	10,090	20,573	2,738
Deferred taxes	27,845	4,037	23,905	15,778
Interest accrued for other receivables (loan receivables)	(3,353)	(486)
Changes in operating assets and liabilities:
Accounts receivable	(1,491)	(216)	(5,528)	157,844
Contract assets	(204,249)	(29,613)	(257,182)	(67,294)
Insurance premium receivables				5,067
Other receivables	37,262	5,402	(31,066)	4,452
Other current assets	8,623	1,250	1,201	13,839
Other non-current assets	(51)	(7)	2,284	2,245
Accounts payable	22,099	3,204	(37,104)	(5,496)
Accrued commissions	127,643	18,506	139,706
Insurance premium payables	(7,375)	(1,068)	(1,367)	17,520
Other payables and accrued expenses	(16,264)	(2,358)	(131)	(32,159)
Accrued payroll	(15,771)	(2,286)	6,265	4,075
Income taxes payable	(262)	(38)	(15,880)	(9,269)
Lease liability	(88,573)	(12,842)	(101,186)	(98,866)
Other tax liabilities	(36,566)	(5,302)	5,995	(3,131)
Net cash generated from operating activities	137,752	19,972	126,198	402,300
Cash flows from investing activities:
Purchase of short term investments	(2,550,300)	(369,759)	(8,184,363)	(7,947,662)
Proceeds from disposal of short term investments	3,239,556	469,691	8,646,532	8,287,924
Purchase of property, plant and equipment	(77,746)	(11,272)	(30,785)	(15,250)
Proceeds from disposal of property and equipment	3,799	551	1,025	324
Disposal of subsidiaries, net of cash disposed of nil, RMB2,040 and nil in 2020, 2021 and 2022, respectively			960
Cash lent to third parties	(205,800)	(29,838)		(90,000)
Repayment of loan receivables from third parties	24,500	3,552	6,830	90,000
Prepayment for purchase of short-term investments	(540,000)	(78,293)
Payment for business acquisition, net of cash acquired	(21,571)	(3,127)
Others			10,200
Net cash generated from (used in) investing activities	(127,562)	(18,495)	450,399	325,336
Cash flows from financing activities:
Proceeds from bank borrowings	35,679	5,173
Repayment of refundable share rights deposits to the 521 Plan participants				(250,312)
Dividends paid	(52,069)	(7,549)	(242,518)	(388,499)
Dividend distributed to noncontrolling interest			(7,580)
Repurchase of ordinary shares from open market	(3,984)	(578)
Others	3		(10,200)
Net cash used in financing activities	(20,371)	(2,954)	(260,298)	(638,811)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(10,181)	(1,477)	316,299	88,825
Cash and cash equivalents and restricted cash at beginning of year	656,522	95,187	350,098	265,605
Effect of exchange rate changes on cash and cash equivalents	1,870	271	(9,875)	(4,332)
Cash and cash equivalents and restricted cash at the end of the year	648,211	93,981	656,522	350,098
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	567,525	82,283	564,624	245,428
Restricted cash at the end of the year	80,686	11,698	91,898	104,670
Total of cash and cash equivalents and restricted cash at the end of the year	648,211	93,981	656,522	350,098
Supplemental disclosure of cash flow information:
Income taxes paid	47,029	6,819	74,323	79,063
Supplemental disclosure of non-cash operating activity:
Effect on operating assets upon the adoption of ASU 2016-13 on January 1, 2020				7,523
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	4,462	647	125,487	108,178
Supplemental disclosure of non-cash financing activities:
Dividend distribution in equity method investee’s shares	¥ 265,661	$ 38,517